DERIVATIVE LIABILITY (Details Narrative)	1 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price			$ 0.0329
Debt Instrument, Convertible, Conversion Price			$ 0.00906
Derivative liability, measurement input term	174 days	174 days
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	1.4321	1.4321		1.43
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				0.0009